INCOME TAXES (Schedule of Loss Before Taxes on Income ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic loss	$ (116,661)	$ (167,606)	$ (113,339)
Foreign income	53,403	30,588	22,010
Loss before taxes on income	$ (63,258)	$ (137,018)	$ (91,329)